CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Income	$ 173,359	$ 29,323
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,032,566	896,697
Stock-based compensation	158,728	41,340
Gain on extinguishment of contingent liability	(350,000)
Changes in Assets and Liabilities:
Accounts receivable	136,849	(160,191)
Other assets	16,126
Prepaid expenses and other current assets	(132,132)	87,163
Right of use asset	82,356	(324,267)
Accounts payable and accrued expenses	44,620	(81,862)
Deferred revenue	28,951	(2,464)
Deferred rent		(18,890)
Operating lease liability	(80,743)	332,817
Net Cash Provided by Operating Activities	1,110,679	799,666
Cash Flows from Investing Activities:
Capital expenditures	(181,072)	(40,355)
Net Cash Used in Investing Activities	(181,072)	(40,355)
Cash Flows from Financing Activities:
Repayments of capital lease obligations
Proceeds from issuance of note payable	481,977
Repayments of finance lease obligations related party	(718,690)	(741,940)
Repayments of finance lease obligations	(56,281)
Cash received for the exercised of options	5,400	5,400
Advance from Credit Line		75,000
Repayment of Credit Line	(74,976)
Net Cash Used in Financing Activities	(362,570)	(661,540)
Increase in Cash and Cash Equivalents	567,037	97,771
Cash and Cash Equivalents, Beginning of Year	326,561	228,790
Cash and Cash Equivalents, End of Year	893,598	326,561
Supplemental Disclosures:
Cash paid for interest	168,837	177,451
Cash paid for income taxes
Non-cash investing and financing activities:
Accrual of preferred stock dividend	144,677	124,312
Assets acquired by finance lease	$ 808,261	$ 1,560,021